COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) In Millions, unless otherwise specified	1 Months Ended		12 Months Ended
	May 31, 2011 USD ($)	May 31, 2011 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Guarantees	Dec. 31, 2012 Data Processing, Outsourcing Services And Other Agreements Minimum USD ($)	Dec. 31, 2012 Data Processing, Outsourcing Services And Other Agreements Maximum USD ($)
Commitments and Contingencies Disclosure [Line Items]
Rental expense for operating leases			$ 21.5	$ 21.2	$ 19.7
Service agreements expiration year							2013	2018
Estimated aggregate minimum contractual obligation								70
Expected future year's minimum contractual obligation			60				40
Service agreements expiration date			Dec. 31, 2016	Dec. 31, 2014
Service agreements expiration period					3 years
Cash paid for data processing, outsourcing services and other agreements			70.5	79.7	61.1
Severance benefit term			In the event of a qualifying termination, the executive will become entitled to continuation of group health, dental, vision, life, disability, 401(k) and similar benefits for three years, as well as a lump sum severance payment, all of which differs by executive.
Qualifying termination, continuation of benefits for executives			3 years
Qualifying termination, continuation of benefits for executives, automatic renewal			3 years
Conditional payment for unrecognized severance benefit for key executives			48.1
Assumed tax on expected payment for unrecognized severance benefit for key executives			26.6
Performance bonds and standby letters of credit remaining maturity date						one year or less
Tax settlements with CRA	1.1	1.1
Deposit Liabilities, Accrued Interest	$ 9.9	9.7
Potential Percentage Of Stock Acquired With Change In Control			any person acquires 20% or more of our voting stock